Brown Advisory Intermediate Income Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 29.0%
925,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	4.17%	09/15/2034	882,633
1,753,279	Bayview MSR Opportunity Master Fund Trust, Series 2021-INV5 A-5#^	2.50%	11/25/2051	1,520,376
1,818,370	Bayview Opportunity Master Fund VI Trust, Series 2021-INV6 A-5#^	2.50%	10/25/2051	1,576,742
1,250,000	BX Trust, Series 2021-SDMF B (1 Month LIBOR USD + 0.74%)^	3.56%	09/15/2034	1,171,620
500,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	476,693
30	FHLMC PC, Pool# C0-0210	8.00%	01/01/2023	30
1,676,765	FHLMC PC, Pool# WA-3311	2.21%	04/01/2038	1,265,474
1,582,505	FHLMC PC, Pool# SD-0913	2.50%	02/01/2052	1,336,839
887,830	FHLMC PC, Pool# QE-0622	2.00%	04/01/2052	721,438
1,400,000	FHLMC PC, Pool# RA-7927	4.50%	09/01/2052	1,340,142
1,000,000	FHLMC PC, Pool# QF-0492	5.50%	09/01/2052	999,296
505,744	FHLMC REMIC, Series 5145 AB	1.50%	09/25/2049	411,612
968,020	FHLMC REMIC, Series 4634 MA	4.50%	11/15/2054	959,648
128,597	FHMS, Series Q-006 APT2#	3.25%	10/25/2028	121,661
104,545	FHMS, Series Q-010 APT1#	2.94%	04/25/2046	104,262
127,992	FHMS, Series Q-007 APT1#	3.57%	10/25/2047	127,847
750,000	FNMA, Pool# BL1160	3.64%	01/01/2026	737,361
8,822	FNMA, Pool# 628837	6.50%	03/01/2032	9,100
459,749	FNMA, Pool# MA2998	3.50%	04/01/2032	439,437
13,358	FNMA, Pool# 663238	5.50%	09/01/2032	13,316
19,950	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	2.27%	11/01/2033	19,619
9,540	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	2.41%	12/01/2033	9,450
21,858	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	2.90%	02/01/2034	21,570
24,424	FNMA, Pool# BN0202	5.50%	09/01/2048	24,377
1,508,036	FNMA, Pool# BQ6307	2.00%	11/01/2050	1,231,120
1,584,807	FNMA, Pool# BQ3248	2.00%	11/01/2050	1,293,518
803,461	FNMA, Pool# MA4208	2.00%	12/01/2050	655,285
863,032	FNMA, Pool# BR5634	2.00%	03/01/2051	704,757
1,134,273	FNMA, Pool# FM6555	2.00%	04/01/2051	926,147
1,221,573	FNMA, Pool# MA4492	2.00%	12/01/2051	992,348
1,618,092	FNMA, Pool# FS0348	2.00%	01/01/2052	1,319,590
1,429,828	FNMA, Pool# CB2548	2.50%	01/01/2052	1,208,073
712,866	FNMA, Pool# BW0025	4.00%	07/01/2052	663,542
97,376	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	984
12,886	FNMA REMIC Trust, Series 2020-6 GL	3.00%	04/25/2043	12,843
379,178	FNMA REMIC Trust, Series 2016-M10 AV1	2.35%	11/25/2045	364,537
559,364	FREMF Mortgage Trust, Series 2020-KF74 B (1 Month LIBOR USD + 2.15%)^	4.70%	01/25/2027	555,414
839,852	FREMF Mortgage Trust, Series 2019-KF59 B (1 Month LIBOR USD + 2.35%)^	4.90%	02/25/2029	824,210
1,041,702	FREMF Mortgage Trust, Series 2020-KF76 B (1 Month LIBOR USD + 2.75%)^	5.30%	01/25/2030	996,019
2,503,315	GNMA REMIC Trust, Series 2021-84 ED	1.00%	07/16/2060	1,990,268
11,893	GNMA, Pool# 781186X	9.00%	06/15/2030	11,909
768,647	GNMA, Pool# CM0214H (1 Year CMT Rate + 2.09%)	5.46%	02/20/2072	807,237
696,936	GNMA, Pool# CM0231H (1 Year CMT Rate + 2.12%)	5.49%	02/20/2072	733,167
1,439,308	GS Mortgage-Backed Securities Trust, Series 2022-LTV1 A8#^	3.00%	06/25/2052	1,279,241
1,453,774	J.P. Morgan Mortgage Trust, Series 2022-LTV2 A4#^	3.50%	09/25/2052	1,330,950
1,219,593	J.P. Morgan Mortgage Trust, Series 2020-LTV2 A15#^	3.00%	11/25/2050	1,142,829
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	3.52%	11/15/2034	894,691
1,900,264	RCKT Mortgage Trust, Series 2022-1 A5#^	2.50%	01/25/2052	1,638,384
1,864,093	RCKT Mortgage Trust, Series 2022-2 A6#^	2.50%	02/25/2052	1,605,991
Total Mortgage Backed Securities (Cost $40,551,780)				37,473,597

Corporate Bonds & Notes - 16.3%
755,000	Alexandria Real Estate Equities, Inc.	3.38%	08/15/2031	634,153
710,000	American Tower Corp.	3.60%	01/15/2028	631,447
1,525,000	Analog Devices, Inc.	1.70%	10/01/2028	1,275,889
800,000	Aptiv PLC	3.25%	03/01/2032	637,624
1,385,000	Citigroup, Inc.	3.20%	10/21/2026	1,270,797
1,355,000	Clorox Co.	4.40%	05/01/2029	1,281,522
735,000	Colonial Enterprises, Inc.^	3.25%	05/15/2030	638,843
718,000	Comcast Corp.	3.40%	04/01/2030	632,075
720,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	633,411
755,000	Crown Castle International Corp.	3.30%	07/01/2030	632,945
1,350,000	Dollar General Corp.	3.88%	04/15/2027	1,278,360
1,365,000	Dollar Tree, Inc.	4.20%	05/15/2028	1,274,845
700,000	Fortis, Inc.	3.06%	10/04/2026	637,798
1,375,000	Hasbro, Inc.	3.55%	11/19/2026	1,278,255
660,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	635,110
1,300,000	Keysight Technologies, Inc.	4.60%	04/06/2027	1,267,397
635,000	Morgan Stanley	3.75%	02/25/2023	633,327
1,360,000	NXP BV	3.88%	06/18/2026	1,271,401
790,000	PerkinElmer, Inc.	1.90%	09/15/2028	635,873
625,000	SYSCO Corp.	5.95%	04/01/2030	633,402
1,510,000	Verizon Communications, Inc.	2.10%	03/22/2028	1,275,317
1,400,000	Wells Fargo & Co.	3.00%	10/23/2026	1,270,248
750,000	Xylem, Inc.	1.95%	01/30/2028	634,533
Total Corporate Bonds & Notes (Cost $24,144,368)				20,994,572

Asset Backed Securities - 7.7%
510,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	495,186
900,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	819,455
441,459	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	422,716
1,853	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	1,852
522,733	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	496,787
120,482	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	115,305
1,700,000	FREED ABS Trust, Series 2022-1FP B^	1.91%	03/19/2029	1,633,863
785,889	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS A^	2.31%	10/20/2048	655,138
590,000	GTP Acquisition Partners I LLC, Series 2015-1-2^	3.48%	06/15/2050	557,632
1,575,000	HPEFS Equipment Trust, Series 2021-2A B^	0.61%	09/20/2028	1,504,172
500,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	492,502
664,341	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	636,020
352,900	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	345,212
82,459	NYCTL Trust, Series 2019-A A^	2.19%	11/10/2032	80,770
145,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	134,737
438,699	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	436,305
400,000	SBA Tower Trust, Series 2020-1-2^	1.88%	07/15/2050	352,267
388,144	Tesla Auto Lease Trust, Series 2020-A A3^	0.68%	12/20/2023	384,833
445,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	421,674
Total Asset Backed Securities (Cost $10,635,319)				9,986,426

U.S. Treasury Notes - 32.4%
2,450,000	United States Treasury Note	0.13%	01/31/2023	2,421,672
1,820,000	United States Treasury Note	2.75%	05/15/2025	1,751,963
6,775,000	United States Treasury Note	2.25%	03/31/2026	6,350,239
6,395,000	United States Treasury Note	2.88%	05/15/2028	6,016,046
6,200,000	United States Treasury Note	3.25%	06/30/2029	5,929,355
4,385,000	United States Treasury Note	0.88%	11/15/2030	3,494,297
18,635,000	United States Treasury Note	1.88%	02/15/2032	15,791,707
Total U.S. Treasury Notes (Cost $45,447,289)				41,755,279

Shares
Affiliated Mutual Funds - 11.8%
1,686,626	Brown Advisory Mortgage Securities Fund - Institutional Shares			15,297,699
Total Affiliated Mutual Funds (Cost $17,286,729)				15,297,699

Short-Term Investments - 2.1%
Money Market Funds - 2.1%
2,654,394	First American Government Obligations Fund — Class Z, 2.74%*			2,654,394
Total Short-Term Investments (Cost $2,654,394)				2,654,394
Total Investments - 99.3% (Cost $140,719,879)				128,161,967
Other Assets in Excess of Liabilities - 0.7%				882,807
NET ASSETS - 100.0%				$129,044,774

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in affiliated mutual funds and money market funds, with a total market value of $17,952,093, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities and U.S. Treasury Notes, with a total market value of $110,209,874, were categorized as Level 2.

Investments in Affiliates
See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 6/30/2022	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 9/30/2022	Dividend Income	Capital Gain Distributions	Shares Owned at 9/30/2022
$17,238,512	$-	$(1,030,000)	$(133,599)	$(777,214)	$15,297,699	$107,629	$-	1,686,626

Futures Contracts - Long
The Brown Advisory Intermediate Income Fund had the following open long futures contracts as of the date of this report:

Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	25	12/30/2022	$2,762,552	$2,687,696	$(74,856)
U.S. Treasury 2-Year Note Futures	68	12/30/2022	14,160,606	13,966,562	(194,044)
U.S. Treasury Long Bond Futures	31	12/20/2022	4,195,725	3,918,594	(277,131)
			$21,118,883	$20,572,852	$(546,031)
Futures Contracts - Short
The Brown Advisory Intermediate Income Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	(25)	12/20/2022	$(2,913,618)	$(2,801,563)	$112,055
U.S. 10-Year Ultra Futures	(120)	12/20/2022	(14,969,724)	(14,218,125)	751,599
			$(17,883,342)	$(17,019,688)	$863,654

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.